Financial Instruments (Schedule of Statement of Fair value of Other Financial Assets and Liabilities) (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Level 1 [Member]
Non-current liabilities:
Debentures	€ 134,454	€ 102,957
Loans from banks and others (including current maturities)	0	0
Total fair value of other financial liabilities	134,454	102,957
Level 2 [Member]
Non-current liabilities:
Debentures	0	0
Loans from banks and others (including current maturities)	250,362	217,073
Total fair value of other financial liabilities	250,362	217,073
Level 3 [Member]
Non-current liabilities:
Debentures	0	0
Loans from banks and others (including current maturities)	0	0
Total fair value of other financial liabilities	0	0
Carrying Value [Member]
Non-current liabilities:
Debentures	139,578	110,428
Loans from banks and others (including current maturities)	287,299	273,863
Total fair value of other financial liabilities	€ 426,877	€ 384,291
Loans from banks and others [Member]
Non-current liabilities:
Valuation techniques for determining fair value	Discounting future cash flows by the market interest rate on the date of measurement.	Discounting future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value	Discount rate of Euribor+ 2% with a zero floor, Euribor+ 5.27%, fixed rate for 5 years, 2.65%-4.5% Linkage to Euribor, fixed rate 2.58%-3.03%, fixed rate 2.75%-7% Linkage to Consumer price index in Israel and floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%.	Discount rate of Euribor+ 2% with a zero floor, Euribor+ 5.27%, fixed rate for 5 years 2.65%-4.5% Linkage to Euribor, fixed rate 2.58%-3.03%, fix rate 2.75%-7% Linkage to Consumer price index in Israel and floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%.